LONG-TERM DEPOSITS AND PREPAYMENTS (Details) ¥ in Millions, $ in Millions	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
LONG-TERM DEPOSITS AND PREPAYMENTS
Deposits paid to airline suppliers	¥ 183		¥ 221
Deposit paid to lessor	65		72
Deposits paid to advertising suppliers	35		54
Deposits paid to hotel suppliers	17		13
Others	71		51
Total	¥ 371	$ 58	¥ 411